UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-7492

        Nuveen Insured California Premium Income Municipal Fund 2, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            8/31

Date of reporting period:         5/31/08

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Insured California Premium Income Municipal Fund 2, Inc. (NCL)
	May 31, 2008
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations – 5.7% (3.7% of Total Investments)
$ 620	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series	11/10 at 100.00	Aaa	$658,967
	2000, 5.875%, 11/01/20 – MBIA Insured
2,125	California Educational Facilities Authority, Student Loan Revenue Bonds, Cal Loan Program,	9/08 at 102.00	Aaa	2,151,584
	Series 2001A, 5.400%, 3/01/21 – MBIA Insured (Alternative Minimum Tax)
1,500	California State University, Systemwide Revenue Bonds, Series 2005A, 5.000%, 11/01/25 –	5/15 at 100.00	AAA	1,542,315
	AMBAC Insured
6,000	University of California, Revenue Bonds, Multi-Purpose Projects, Series 2003A, 5.000%,	5/13 at 100.00	AAA	6,155,999
	5/15/27 – AMBAC Insured

10,245	Total Education and Civic Organizations			10,508,865

	Health Care – 2.3% (1.5% of Total Investments)
1,410	California Statewide Communities Development Authority, Revenue Bonds, Saint Joseph Health	7/18 at 100.00	AAA	1,571,276
	System, Trust 2554, 15.140%, 7/01/47 – FSA Insured (IF)
2,000	The Regents of the University of California, Medical Center Pooled Revenue Bonds, Series	5/15 at 101.00	AAA	1,903,600
	2007A, 4.500%, 5/15/37 – MBIA Insured
650	University of California, Hospital Revenue Bonds, UCLA Medical Center, Series 2004A, 5.500%,	5/12 at 101.00	AAA	697,457
	5/15/18 – AMBAC Insured

4,060	Total Health Care			4,172,333

	Housing/Single Family – 2.1% (1.4% of Total Investments)
400	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006H, 5.750%,	2/16 at 100.00	Aa2	407,032
	8/01/30 – FGIC Insured (Alternative Minimum Tax)
2,410	California Housing Finance Agency, Home Mortgage Revenue Bonds, Series 2006K, 5.500%,	2/16 at 100.00	AAA	2,446,536
	2/01/42 – AMBAC Insured (Alternative Minimum Tax)
1,100	California Housing Finance Agency, Single Family Mortgage Bonds, Series 1997C-2-II, 5.625%,	8/08 at 100.75	AAA	1,106,996
	8/01/20 – MBIA Insured (Alternative Minimum Tax)

3,910	Total Housing/Single Family			3,960,564

	Tax Obligation/General – 22.7% (14.6% of Total Investments)
1,460	ABC Unified School District, Los Angeles County, California, General Obligation Bonds, Series	8/10 at 101.00	A+	1,555,718
	2000B, 5.750%, 8/01/16 – FGIC Insured
1,425	Bassett Unified School District, Los Angeles County, California, General Obligation Bonds,	8/16 at 100.00	A–	1,454,298
	Series 2006B, 5.250%, 8/01/30 – FGIC Insured
3,000	California State, General Obligation Bonds, Series 2006, 4.500%, 9/01/36 – FSA Insured	9/16 at 100.00	AAA	2,883,810
4,400	California, General Obligation Bonds, Series 2003, 5.000%, 2/01/31 – MBIA Insured	2/13 at 100.00	AAA	4,437,972
3,000	California, General Obligation Veterans Welfare Bonds, Series 2001BZ, 5.375%, 12/01/24 – MBIA	6/08 at 100.00	AAA	3,000,480
	Insured (Alternative Minimum Tax)
1,105	Fontana Unified School District, San Bernardino County, California, General Obligation Bonds,	8/18 at 100.00	AAA	1,421,362
	Trust 2668, 15.350%, 8/01/28 – FSA Insured (IF)
1,910	Fresno Unified School District, Fresno County, California, General Obligation Bonds, Series	No Opt. Call	AAA	2,019,806
	2002A, 6.000%, 8/01/26 – MBIA Insured (4)
1,255	Los Angeles Community College District, Los Angeles County, California, General Obligation	8/15 at 100.00	AAA	1,314,161
	Bonds, Series 2005A, 5.000%, 8/01/24 – FSA Insured
4,000	Los Angeles Unified School District, Los Angeles County, California, General Obligation Bonds,	7/17 at 100.00	AAA	4,035,520
	Series 2007A, 4.500%, 7/01/24 – FSA Insured
	Los Rios Community College District, Sacramento, El Dorado and Yolo Counties, California,
	General Obligation Bonds, Series 2006C:
2,110	5.000%, 8/01/21 – FSA Insured	8/14 at 102.00	AAA	2,246,623
3,250	5.000%, 8/01/22 – FSA Insured	8/14 at 102.00	AAA	3,441,880
3,395	5.000%, 8/01/23 – FSA Insured	8/14 at 102.00	AAA	3,583,389
1,270	Merced City School District, Merced County, California, General Obligation Bonds, Series 2004,	8/13 at 100.00	A	1,314,907
	5.000%, 8/01/22 – FGIC Insured
305	Roseville Joint Union High School District, Placer County, California, General Obligation	8/15 at 100.00	AA–	314,428
	Bonds, Series 2006B, 5.000%, 8/01/27 – FGIC Insured
2,500	Sacramento City Unified School District, Sacramento County, California, General Obligation	7/15 at 100.00	Aaa	2,588,825
	Bonds, Series 2005, 5.000%, 7/01/27 – MBIA Insured
1,125	San Diego Unified School District, California, General Obligation Bonds, Election of 1998,	No Opt. Call	AA	594,034
	Series 1999A, 0.000%, 7/01/21 – FGIC Insured
2,000	San Francisco Community College District, California, General Obligation Bonds, Series 2002A,	6/10 at 102.00	Aa3	2,042,460
	5.000%, 6/15/26 – FGIC Insured
1,000	San Ramon Valley Unified School District, Contra Costa County, California, General Obligation	8/14 at 100.00	AAA	1,050,400
	Bonds, Series 2004, 5.000%, 8/01/24 – FSA Insured
2,445	Washington Unified School District, Yolo County, California, General Obligation Bonds, Series	8/13 at 100.00	A–	2,519,426
	2004A, 5.000%, 8/01/21 – FGIC Insured

40,955	Total Tax Obligation/General			41,819,499

	Tax Obligation/Limited – 57.4% (36.9% of Total Investments)
	Anaheim Public Finance Authority, California, Subordinate Lease Revenue Bonds, Public
	Improvement Project, Series 1997C:
5,130	0.000%, 9/01/18 – FSA Insured	No Opt. Call	AAA	3,199,838
8,000	0.000%, 9/01/21 – FSA Insured	No Opt. Call	AAA	4,168,400
	California Infrastructure Economic Development Bank, Revenue Bonds, North County Center for
	Self-Sufficiency Corporation, Series 2004:
1,535	5.000%, 12/01/20 – AMBAC Insured	12/13 at 100.00	AAA	1,610,921
1,780	5.000%, 12/01/23 – AMBAC Insured	12/13 at 100.00	AAA	1,843,119
3,725	California State Public Works Board, Lease Revenue Bonds, Department of Corrections &	1/16 at 100.00	AAA	4,060,660
	Rehabilitation, Series 2005J, 5.000%, 1/01/17 – AMBAC Insured
380	Capistrano Unified School District, Orange County, California, Special Tax Bonds, Community	9/15 at 100.00	Baa3	382,960
	Facilities District, Series 2005, 5.000%, 9/01/24 – FGIC Insured
6,000	El Monte, California, Senior Lien Certificates of Participation, Department of Public Services	1/11 at 100.00	AAA	6,070,799
	Facility Phase II, Series 2001, 5.000%, 1/01/21 – AMBAC Insured
8,280	Fontana Public Financing Authority, California, Tax Allocation Revenue Bonds, North Fontana	10/15 at 100.00	AAA	8,324,877
	Redevelopment Project, Series 2005A, 5.000%, 10/01/32 – AMBAC Insured
3,000	Galt Schools Joint Powers Authority, Sacramento County, California, Revenue Refunding Bonds,	11/08 at 101.00	AAA	3,057,150
	High School and Elementary School Facilities, Series 1997A, 5.875%, 11/01/24 – MBIA Insured
4,025	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/15 at 100.00	AAA	4,425,367
	Revenue Bonds, Drivers Trust 2091, 11.873%, 6/01/45 – AGC Insured (IF)
4,500	Golden State Tobacco Securitization Corporation, California, Enhanced Tobacco Settlement	6/15 at 100.00	A2	3,659,895
	Revenue Bonds, Residual Series 2040, 11.190%, 6/01/45 – FGIC Insured (IF)
	Golden State Tobacco Securitization Corporation, California, Tobacco Settlement Asset-Backed
	Revenue Bonds, Series 2005A:
20,110	5.000%, 6/01/35 – FGIC Insured (UB)	6/15 at 100.00	A	19,501,471
2,345	5.000%, 6/01/38 – FGIC Insured (UB)	6/15 at 100.00	A	2,263,769
1,255	Hesperia Public Financing Authority, California, Redevelopment and Housing Projects Tax	9/17 at 100.00	A3	1,188,548
	Allocation Bonds, Series 2007A, 5.000%, 9/01/37 – XLCA Insured
1,700	Hesperia Unified School District, San Bernardino County, California, Certificates of	2/17 at 100.00	AAA	1,672,188
	Participation, Capital Improvement, Series 2007, 5.000%, 2/01/41 – AMBAC Insured
1,810	Kern County Board of Education, California, Certificates of Participation Refunding, Series	5/10 at 100.00	AAA	1,851,702
	1998A, 5.200%, 5/01/28 – MBIA Insured
5,000	La Quinta Redevelopment Agency, California, Tax Allocation Refunding Bonds, Redevelopment	9/08 at 101.00	AAA	5,049,000
	Project Area 1, Series 1998, 5.200%, 9/01/28 – AMBAC Insured
2,185	Los Angeles Community Redevelopment Agency, California, Lease Revenue Bonds, Manchester Social	9/15 at 100.00	Aaa	2,181,504
	Services Project, Series 2005, 5.000%, 9/01/37 – AMBAC Insured
1,000	Los Angeles Community Redevelopment Agency, California, Tax Allocation Bonds, Bunker Hill	12/14 at 100.00	AAA	1,055,590
	Project, Series 2004A, 5.000%, 12/01/20 – FSA Insured
1,250	Los Angeles County Metropolitan Transportation Authority, California, Proposition A First Tier	7/13 at 100.00	AAA	1,309,025
	Senior Sales Tax Revenue Bonds, Series 2003B, 5.000%, 7/01/19 – MBIA Insured
4,000	Los Angeles, California, Certificates of Participation, Municipal Improvement Corporation,	6/13 at 100.00	AAA	4,045,840
	Series 2003AW, 5.000%, 6/01/33 – AMBAC Insured
3,000	Los Angeles, California, Municipal Improvement Corporation, Lease Revenue Bonds, Police	1/17 at 100.00	AA–	2,867,760
	Headquarters, Series 2006A, 4.750%, 1/01/31 – FGIC Insured
2,045	Moreno Valley Community Redevelopment Agency, California, Tax Allocation Bonds, Series 2007A	8/17 at 100.00	AA	2,062,526
	Trust 1028, 9.357%, 8/01/38 – AMBAC Insured (IF)
4,140	Plumas County, California, Certificates of Participation, Capital Improvement Program, Series	6/13 at 101.00	AAA	4,178,419
	2003A, 5.000%, 6/01/28 – AMBAC Insured
390	Poway Redevelopment Agency, California, Tax Allocation Refunding Bonds, Paguay Redevelopment	12/10 at 102.00	AAA	415,241
	Project, Series 2000, 5.750%, 6/15/33 – MBIA Insured
325	Rialto Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series	9/15 at 100.00	A–	324,015
	2005A, 5.000%, 9/01/35 – XLCA Insured
1,000	Rocklin Unified School District, Placer County, California, Special Tax Bonds, Community	9/13 at 100.00	AAA	1,026,380
	Facilities District 1, Series 2004, 5.000%, 9/01/25 – MBIA Insured
405	Roseville, California, Certificates of Participation, Public Facilities, Series 2003A, 5.000%,	8/13 at 100.00	AAA	411,051
	8/01/25 – AMBAC Insured
5,000	San Bernardino Joint Powers Financing Authority, California, Certificates of Participation	9/09 at 102.00	AAA	5,232,450
	Refunding, Police Station Financing Project, Series 1999, 5.500%, 9/01/20 – MBIA Insured
1,500	San Jose Redevelopment Agency, California, Tax Allocation Bonds, Merged Project Area, Series	8/15 at 100.00	AAA	1,526,115
	2005A, 5.000%, 8/01/28 – MBIA Insured
5,510	Sweetwater Union High School District Public Financing Authority, California, Special Tax	9/15 at 100.00	AAA	5,675,080
	Revenue Bonds, Series 2005A, 5.000%, 9/01/28 – FSA Insured
1,020	Washington Unified School District, Yolo County, California, Certificates of Participation,	8/17 at 100.00	AAA	1,023,631
	Series 2007, 5.125%, 8/01/37 – AMBAC Insured

111,345	Total Tax Obligation/Limited			105,665,291

	Transportation – 7.1% (4.5% of Total Investments)
6,500	Foothill/Eastern Transportation Corridor Agency, California, Toll Road Revenue Refunding	1/10 at 65.32	AAA	3,907,475
	Bonds, Series 1999, 0.000%, 1/15/18 – MBIA Insured
4,000	Orange County Transportation Authority, California, Toll Road Revenue Bonds, 91 Express Lanes	8/13 at 100.00	AAA	4,187,120
	Project, Series 2003A, 5.000%, 8/15/18 – AMBAC Insured
5,000	San Francisco Airports Commission, California, Revenue Refunding Bonds, San Francisco	5/11 at 100.00	AAA	4,953,750
	International Airport, Second Series 2001, Issue 27A, 5.250%, 5/01/31 – MBIA Insured
	(Alternative Minimum Tax)

15,500	Total Transportation			13,048,345

	U.S. Guaranteed – 29.5% (18.9% of Total Investments) (5)
1,380	California Educational Facilities Authority, Revenue Bonds, University of the Pacific, Series	11/10 at 100.00	Aaa	1,494,347
	2000, 5.875%, 11/01/20 (Pre-refunded 11/01/10) – MBIA Insured
	California Infrastructure Economic Development Bank, Revenue Bonds, Asian Art Museum of San
	Francisco, Series 2000:
1,295	5.500%, 6/01/19 (Pre-refunded 6/01/10) – MBIA Insured	6/10 at 101.00	AAA	1,387,981
1,000	5.500%, 6/01/20 (Pre-refunded 6/01/10) – MBIA Insured	6/10 at 101.00	AAA	1,071,800
2,250	California State, General Obligation Bonds, Series 2004, 5.000%, 4/01/31 (Pre-refunded	4/14 at 100.00	AAA	2,478,420
	4/01/14) – AMBAC Insured
2,500	California, Various Purpose General Obligation Bonds, Series 1999, 5.500%, 9/01/24	9/09 at 101.00	AAA	2,633,125
	(Pre-refunded 9/01/09) – FSA Insured
	California, Various Purpose General Obligation Bonds, Series 2000:
7,995	5.750%, 3/01/22 (Pre-refunded 3/01/10) – MBIA Insured	3/10 at 101.00	AAA	8,558,726
1,900	5.750%, 3/01/27 (Pre-refunded 3/01/10) – MBIA Insured	3/10 at 101.00	AAA	2,033,969
2,260	Central Unified School District, Fresno County, California, General Obligation Bonds, Series	9/08 at 100.00	AAA	2,274,554
	1993, 5.625%, 3/01/18 – AMBAC Insured (ETM)
3,000	Escondido Union High School District, San Diego County, California, General Obligation Bonds,	11/08 at 100.00	AAA	3,040,860
	Series 1996, 5.700%, 11/01/10 – MBIA Insured (ETM)
	Fresno Unified School District, Fresno County, California, General Obligation Bonds,
	Series 2001F:
1,065	5.125%, 8/01/21 – FSA Insured (ETM)	8/09 at 102.00	AAA	1,105,310
1,160	5.125%, 8/01/22 – FSA Insured (ETM)	8/09 at 102.00	AAA	1,203,906
1,220	5.125%, 8/01/23 – FSA Insured (ETM)	8/09 at 102.00	AAA	1,266,177
1,500	Hacienda La Puente Unified School District, Los Angeles County, California, General Obligation	8/10 at 101.00	AAA	1,608,510
	Bonds, Series 2000A, 5.250%, 8/01/25 (Pre-refunded 8/01/10) – MBIA Insured
3,865	Los Angeles County Metropolitan Transportation Authority, California, Proposition C Second	7/10 at 101.00	AA (5)	4,137,212
	Senior Lien Sales Tax Revenue Bonds, Series 2000A, 5.250%, 7/01/30 (Pre-refunded 7/01/10) –
	FGIC Insured
	Manteca Unified School District, San Joaquin County, California, General Obligation Bonds,
	Series 2004:
1,000	5.250%, 8/01/21 (Pre-refunded 8/01/14) – FSA Insured	8/14 at 100.00	AAA	1,119,720
1,000	5.250%, 8/01/22 (Pre-refunded 8/01/14) – FSA Insured	8/14 at 100.00	AAA	1,119,720
2,500	Oakland, California, Insured Revenue Bonds, 1800 Harrison Foundation – Kaiser Permanente,	1/10 at 100.00	AAA	2,649,050
	Series 1999A, 6.000%, 1/01/29 (Pre-refunded 1/01/10) – AMBAC Insured
1,610	Poway Redevelopment Agency, California, Tax Allocation Refunding Bonds, Paguay Redevelopment	12/10 at 102.00	Aaa	1,773,721
	Project, Series 2000, 5.750%, 6/15/33 (Pre-refunded 12/15/10) – MBIA Insured
3,500	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2002II, 5.125%, 7/01/26	7/12 at 101.00	AAA	3,832,605
	(Pre-refunded 7/01/12) – FSA Insured
4,320	Riverside County, California, GNMA Mortgage-Backed Securities Program Single Family Mortgage	No Opt. Call	AAA	5,631,336
	Revenue Bonds, Series 1987B, 8.625%, 5/01/16 (Alternative Minimum Tax) (ETM)
1,690	Sacramento City Financing Authority, California, Capital Improvement Revenue Bonds, Solid	12/09 at 102.00	AAA	1,815,702
	Waste and Redevelopment Projects, Series 1999, 5.800%, 12/01/19 (Pre-refunded 12/01/09) –
	AMBAC Insured
1,000	Sacramento County Sanitation District Financing Authority, California, Revenue Bonds, Series	12/10 at 101.00	AAA	1,085,330
	2000A, 5.500%, 12/01/20 (Pre-refunded 12/01/10) – AMBAC Insured
905	University of California, Hospital Revenue Bonds, UCLA Medical Center, Series 2004A, 5.500%,	5/12 at 101.00	AAA	999,916
	5/15/18 (Pre-refunded 5/15/12) – AMBAC Insured

49,915	Total U.S. Guaranteed			54,321,997

	Utilities – 7.9% (5.1% of Total Investments)
3,740	California Pollution Control Financing Authority, Revenue Refunding Bonds, Southern California	9/09 at 101.00	AAA	3,843,748
	Edison Company, Series 1999B, 5.450%, 9/01/29 – MBIA Insured
670	Merced Irrigation District, California, Electric System Revenue Bonds, Series 2005, 5.125%,	9/15 at 100.00	A–	670,750
	9/01/31 – XLCA Insured
100	Sacramento City Financing Authority, California, Capital Improvement Revenue Bonds, Solid	12/09 at 102.00	AAA	105,806
	Waste and Redevelopment Projects, Series 1999, 5.800%, 12/01/19 – AMBAC Insured
1,950	Salinas Valley Solid Waste Authority, California, Revenue Bonds, Series 2002, 5.250%, 8/01/27 –	8/12 at 100.00	AAA	1,954,193
	AMBAC Insured (Alternative Minimum Tax)
	Santa Clara, California, Subordinate Electric Revenue Bonds, Series 2003A:
2,800	5.000%, 7/01/24 – MBIA Insured	7/13 at 100.00	AAA	2,884,980
5,000	5.000%, 7/01/28 – MBIA Insured	7/13 at 100.00	AAA	5,064,700

14,260	Total Utilities			14,524,177

	Water and Sewer – 20.9% (13.4% of Total Investments)
2,975	Chino Basin Regional Finance Authority, California, Sewerage System Revenue Bonds, Inland	8/08 at 100.00	AAA	2,983,211
	Empire Utilities Agency, Series 1994, 6.000%, 8/01/16 – AMBAC Insured
2,000	El Dorado Irrigation District, California, Water and Sewer Certificates of Participation,	3/14 at 100.00	A2	2,046,500
	Series 2004A, 5.000%, 3/01/21 – FGIC Insured
750	Fortuna Public Finance Authority, California, Water Revenue Bonds, Series 2006, 5.000%,	10/16 at 100.00	AAA	772,628
	10/01/36 – FSA Insured
460	Healdsburg Public Financing Authority, California, Wastewater Revenue Bonds, Series 2006,	4/16 at 100.00	AAA	465,023
	5.000%, 4/01/36 – MBIA Insured
2,700	Los Angeles County Sanitation Districts Financing Authority, California, Senior Revenue Bonds,	10/13 at 100.00	AAA	2,831,868
	Capital Projects, Series 2003A, 5.000%, 10/01/21 – FSA Insured
2,000	Los Angeles, California, Wastewater System Revenue Bonds, Series 2005A, 4.500%, 6/01/29 –	6/15 at 100.00	AAA	1,966,360
	MBIA Insured
430	Marina Coast Water District, California, Enterprise Certificate of Participation, Series 2006,	6/16 at 100.00	AAA	432,253
	5.000%, 6/01/31 – MBIA Insured
12,000	Orange County Sanitation District, California, Certificates of Participation, Series 2003,	8/13 at 100.00	AAA	12,118,918
	5.000%, 2/01/33 – FGIC Insured
1,520	San Buenaventura, California, Water Revenue Certificates of Participation, Series 2004,	10/14 at 100.00	AAA	1,547,147
	5.000%, 10/01/25 – AMBAC Insured
3,675	San Dieguito Water District, California, Water Revenue Bonds, Series 2004, 5.000%, 10/01/23 –	10/14 at 100.00	AA–	3,824,426
	FGIC Insured
	Santa Clara Valley Water District, California, Certificates of Participation, Series 2004A:
1,400	5.000%, 2/01/19 – FGIC Insured	2/14 at 100.00	AA+	1,467,340
445	5.000%, 2/01/20 – FGIC Insured	2/14 at 100.00	AA+	463,454
465	5.000%, 2/01/21 – FGIC Insured	2/14 at 100.00	AA+	482,382
2,500	West Basin Municipal Water District, California, Revenue Certificates of Participation, Series	8/13 at 100.00	AAA	2,550,000
	2003A, 5.000%, 8/01/30 – MBIA Insured
	Yorba Linda Water District, California, Certificates of Participation, Highland Reservoir
	Renovation, Series 2003:
2,010	5.000%, 10/01/28 – FGIC Insured	10/13 at 100.00	AAA	2,061,878
2,530	5.000%, 10/01/33 – FGIC Insured	10/13 at 100.00	AAA	2,576,046

37,860	Total Water and Sewer			38,589,434

$ 288,050	Total Investments (cost $280,276,069) – 155.6%			286,610,505

	Floating Rate Obligations – (9.1)%			(16,845,000)

	Other Assets Less Liabilities – 5.1%			9,484,615

	Preferred Shares, at Liquidation Value – (51.6)% (6)			(95,000,000)

	Net Assets Applicable to Common Shares – 100%			$184,250,120

As of May 31, 2008, all of the bonds in the Portfolio of Investments are either covered by Original Issue
Insurance, Secondary Market Insurance or Portfolio Insurance, or are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, any of which ensure the timely payment of principal and interest.
(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service, Inc.
(“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
The Portfolio of Investments may reflect the ratings on certain bonds insured by ACA, AMBAC, CIFG, FGIC,
MBIA, RAAI and XLCA as of May 31, 2008. Subsequent to May 31, 2008, and during the period this Portfolio of Investments was prepared, there may have been reductions to the ratings of certain bonds resulting from changes to the ratings of the underlying insurers both during the period and after period end. Such reductions would likely reduce the effective rating of many of the bonds insured by that insurer or insurers presented at period end.
(4)	The issuer has received a formal adverse determination from the Internal Revenue Service (the “IRS”)
regarding the tax-exempt status of the bonds’ coupon payments. The Fund will continue to treat coupon payments as tax-exempt income until such time it is formally determined that the interest on the bonds should be treated as taxable.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(6)	Preferred Shares, at Liquidation Value as a percentage of total investments is (33.1)%.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to SFAS No.140. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At May 31, 2008, the cost of investments was $263,299,880.

Gross unrealized appreciation and gross unrealized depreciation of investments at May 31, 2008, were as follows:

Gross unrealized:
Appreciation	$ 9,136,969
Depreciation	(2,670,519)

Net unrealized appreciation (depreciation) of investments	$ 6,466,450

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Insured California Premium Income Municipal Fund 2, Inc.

By (Signature and Title)          /s/ Kevin J. McCarthy
                                                  Kevin J. McCarthy
                                                  Vice President and Secretary

Date         July 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)         /s/ Gifford R. Zimmerman
                                                 Gifford R. Zimmerman
                                                 Chief Administrative Officer (principal executive officer)

Date         July 29, 2008

By (Signature and Title)         /s/ Stephen D. Foy
                                                 Stephen D. Foy
                                                 Vice President and Controller (principal financial officer)

Date        July 29, 2008